Document and Entity Information	Jun. 12, 2020
Risk/Return:
Registrant Name	DELAWARE VIP TRUST
Document Type	497
Document Period End Date	Jun. 12, 2020
Central Index Key	0000814230
Amendment Flag	false
Document Creation Date	Jun. 12, 2020
Document Effective Date	Jun. 12, 2020
Prospectus Date	Apr. 29, 2020
Entity Inv Company Type	N-1A